PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 7,381	$ 3,548
Hedging transaction asset	7,083	1,465
Prepaid expenses	13,984	8,468
Other current assets	12,218	5,730
Total prepaid expenses and other current assets	$ 40,666	$ 19,211